SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2017
SHARE INCENTIVE PLAN
Summary of stock option activity

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value

Options outstanding at January 1, 2015	1,717,510	1.75	0.41	5.28
Granted	887,546	2.88	2.17
Forfeited	(38,800)	1.52	0.34

Options outstanding at December 31, 2015	2,566,256	2.15	1.02	5.52	4,639
Forfeited	(29,300)	1.76	0.41

Options outstanding at December 31, 2016	2,536,956	2.15	1.03	4.53	15,281
Granted	2,109,305	11.42	5.75
Exercised	(550,000)	1.08	0.22
Forfeited	(17,000)	2.32	0.79

Options outstanding at December 31, 2017	4,079,261	7.09	3.57	6.91	51,117

Options exercisable at December 31, 2017	2,638,379	4.59	2.24	5.50	43,585

Schedule of fair value assumptions

Grant date	November 5, 2015	June 22, 2017	July 1, 2017

Risk-free interest rate	2.26%	2.15%	2.31%
Expected volatility	41%	40%	40%
Expected dividend yield	0%	0%	0%
Exercise multiples	2.8	2.8/2.2	2.8/2.2
Fair value of underlying ordinary share	3.84	11.67	11.67